Critical Accounting Estimates and Judgments (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income	€ 70,652	€ 71,210
Eli Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income	€ 70,652	€ 72,777	€ 2,144